Debt issued measured at amortized cost (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Financial Liabilities [Line Items]
Debt issued measured at amortized cost
Debt issued measured at amortized cost
USD m 30.6.26 31.12.25
Short-term debt
1
44,031 33,870
Senior unsecured debt 113,816 122,574
of which: contributes to total loss-absorbing capacity 90,753 89,739
Covered bonds 14,635 11,651
Subordinated debt
2
22,077 17,878
of which: eligible as high-trigger loss-absorbing additional tier 1 capital instruments 21,022 17,551
Debt issued through the Swiss central mortgage institutions 27,635 28,278
Other long-term debt 183 456
Long-term debt
3
178,345 180,836
Total debt issued measured at amortized cost
4,5
222,377 214,706
1 Predominantly consists of debt
with an original contractual maturity
of less than one
year and mainly includes
certificates of deposit and commercial
paper.
2 Includes USD
17.9
bn (31 December 2025:
USD
13.0 bn)
of contingent capital instruments that are subject to equity conversion upon the occurrence of a contractual trigger event or a contractual viability event and USD
3.8 bn (31 December 2025: USD 4.6 bn) of contingent
capital instruments that are
subject to write-down upon
the occurrence of a
contractual trigger event or
a contractual viability event,
in each case without
prejudice to FINMA's statutory
powers (refer to “Note
1
Summary of material accounting policies” in the “Consolidated financial statements” section of the UBS Group Annual
Report 2025 for more information). The aforementioned contingent capital instruments subject to write-down are financial instruments with contractual terms that can change the timing and amount of contractual cash flows and
are required to be disclosed by new disclosure requirements in IFRS
7, effective
from 1 January 2026 (refer
to Note 1).
3 Debt with an original contractual
maturity greater than or equal
to one year.
The classification of debt
issued into short-term and
long-term does not consider
any early
redemption features.
4 Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.
5 Except for Covered bonds (
100 % secured; 31 December 2025: 100 % secured),
Debt issued through the Swiss central
mortgage institutions (
100 % secured; 31 December 2025: 100 % secured) and Other long-term debt ( 91 % secured; 31 December 2025: 97 % secured), 100 % of the balance was unsecured as of 30 June 2026 (31 December 2025: 100 % unsecured).